Other Information (Tables)	12 Months Ended
Dec. 31, 2024
Other Information [Abstract]
Schedule of Compensation of the Group’s Executive Management

Compensation of the Group’s executive management for the 12 months ending December 31:

Executive and Board compensation	2024	2023	2022
		(in €)
Executive management
Short-term employee benefits	3,193,141	2,783,675	2,774,485
Share-based payments	2,570,489	2,507,453	4,808,094
Sub-total	5,763,630	5,291,128	7,582,579
Non-executive Board of Directors members
Short-term employee benefits	321,500	305,983	248,725
Share-based payments	280,379	285,177	529,859
Sub-total	601,879	591,160	778,584
Total compensation	6,365,509	5,882,288	8,361,163